Basis of Presentation: - Restatement of Previously Issued Consolidated Financial Statements for Income Tax Accounting Errors (Details) - USD ($)	1 Months Ended	3 Months Ended																	6 Months Ended				10 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2021	Jun. 26, 2021	Mar. 31, 2021	Mar. 27, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 27, 2020	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2021	Jun. 26, 2021	Jun. 30, 2020	Jun. 27, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018	Apr. 16, 2021	Oct. 14, 2020	Oct. 01, 2018	Aug. 10, 2018	Mar. 12, 2018	Dec. 30, 2017
Consolidated Statement of Comprehensive Loss
Tax benefit (provision)		$ 0																	$ 0				$ 0	$ 0		$ 0
Net loss - basic and diluted	$ 0	$ (30,799,160)		$ 10,719,999		$ (28,890,395)	$ 0	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (20,079,161)				$ 0	$ (28,890,395)		$ 0
Net loss per share available to common shares	$ 0	$ (1.82)				$ (1.63)	$ 0	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (1.09)		$ 0		$ 0	$ (2.99)		$ 0
Consolidated Balance Sheets
Total Assets		$ 500,228,275				$ 501,201,868													$ 500,228,275					$ 501,201,868
Total liabilities		92,453,018				73,347,450													92,453,018					73,347,450
Total stockholder's equity		(92,224,743)		$ 5,000,010		5,000,010													(92,224,743)					5,000,010									$ 0
Total liabilities and stockholder's equity		$ 500,228,275				501,201,868													500,228,275					501,201,868
Cash flows from operating activities:
Deferred income taxes																							$ 0	0		$ 0
Net cash provided by operating activities																			$ (1,031,724)					(1,257,407)
As previously reported
Consolidated Statement of Comprehensive Loss
Net loss - basic and diluted																								$ 154,280
Net loss per share available to common shares																								$ (0.02)
Consolidated Balance Sheets
Total liabilities						17,627,450																		$ 17,627,450						$ 19,092,923
Cash flows from operating activities:
Net cash provided by operating activities																								(211,292)
Adjustment
Consolidated Statement of Comprehensive Loss
Net loss - basic and diluted																								$ 28,736,115
Net loss per share available to common shares																								$ (2.97)
Consolidated Balance Sheets
Total liabilities						$ 55,720,000																		$ 55,720,000						$ 28,030,000
Cash flows from operating activities:
Net cash provided by operating activities																								$ (1,046,115)
Hman Group holdings Inc and subsidiaries
Consolidated Statement of Comprehensive Loss
Tax benefit (provision)			$ 1,428,000						$ (895,000)											$ (5,225,000)		$ (5,132,000)			$ (9,439,000)		$ (23,277,000)	$ (8,890,000)
Net loss - basic and diluted			(3,385,000)		$ (8,970,000)				(5,037,000)		$ (14,804,000)									(12,355,000)		(19,841,000)			(24,499,000)		(85,479,000)	(58,681,000)
Comprehensive loss			$ 457,000						$ (1,394,000)											$ (6,040,000)		$ (27,411,000)			$ (21,847,000)		$ (79,929,000)	$ (69,734,000)
Net loss per share available to common shares			$ (6)						$ (9)											$ (22)		$ (36)			$ (45)		$ (158)	$ (108)
Consolidated Balance Sheets
Goodwill			$ 826,969,000																	$ 826,969,000					$ 816,200,000		$ 815,850,000	$ 800,620,000	$ 9,450,000
Total Assets			2,597,053,000																	2,597,053,000					2,468,618,000		2,437,983,000	2,428,243,000
Deferred tax liabilities			151,970,000																	151,970,000					156,118,000		164,343,000	186,509,000
Total liabilities			2,233,208,000																	2,233,208,000					2,104,031,000		2,064,014,000	1,978,176,000
Accumulated deficit			(184,204,000)																	(184,204,000)					(171,849,000)		(147,350,000)	(61,871,000)
Total stockholder's equity			363,845,000		$ 361,474,000				$ 349,227,000		$ 349,097,000									363,845,000		$ 349,227,000			364,587,000		373,969,000	450,067,000						$ 527,403,000
Total liabilities and stockholder's equity			$ 2,597,053,000																	2,597,053,000					2,468,618,000		2,437,983,000	2,428,243,000
Cash flows from operating activities:
Net loss																				(12,355,000)		(19,841,000)			(24,499,000)		(85,479,000)	(58,681,000)
Deferred income taxes																				(4,709,000)		(4,771,000)			(9,462,000)		(23,586,000)	(10,566,000)
Net cash provided by operating activities																				$ (59,839,000)		$ 11,657,000			$ 92,080,000		52,359,000	7,547,000
Hman Group holdings Inc and subsidiaries | MinuteKey
Consolidated Balance Sheets
Goodwill																																$ 58,077,000
Hman Group holdings Inc and subsidiaries | Big Time
Consolidated Balance Sheets
Goodwill																															$ 128,796,000
Hman Group holdings Inc and subsidiaries | As previously reported
Consolidated Statement of Comprehensive Loss
Tax benefit (provision)																											(5,370,000)	2,070,000
Net loss - basic and diluted																											(103,386,000)	(69,641,000)
Comprehensive loss																											$ (97,836,000)	$ (80,694,000)
Net loss per share available to common shares																											$ (191)	$ (128)
Consolidated Balance Sheets
Goodwill																											$ 819,077,000	$ 803,847,000
Total Assets																											2,441,210,000	2,431,470,000
Deferred tax liabilities																											196,437,000	200,696,000
Total liabilities																											2,096,108,000	1,992,363,000
Accumulated deficit																											(176,217,000)	(72,831,000)
Total stockholder's equity																											345,102,000	439,107,000
Total liabilities and stockholder's equity																											2,441,210,000	2,431,470,000
Cash flows from operating activities:
Net loss																											(103,386,000)	(69,641,000)
Deferred income taxes																											(5,679,000)	394,000
Net cash provided by operating activities																											52,359,000	7,547,000
Hman Group holdings Inc and subsidiaries | Adjustment
Consolidated Statement of Comprehensive Loss
Tax benefit (provision)																											(17,907,000)	(10,960,000)
Net loss - basic and diluted																											17,907,000	10,960,000
Comprehensive loss																											$ 17,907,000	$ 10,960,000
Net loss per share available to common shares																											$ 33	$ 20
Consolidated Balance Sheets
Goodwill																											$ (3,227,000)	$ (3,227,000)
Total Assets																											(3,227,000)	(3,227,000)
Deferred tax liabilities																											(32,094,000)	(14,187,000)
Total liabilities																											(32,094,000)	(14,187,000)
Accumulated deficit																											28,867,000	10,960,000
Total stockholder's equity																											28,867,000	10,960,000
Total liabilities and stockholder's equity																											(3,227,000)	(3,227,000)
Cash flows from operating activities:
Net loss																											17,907,000	10,960,000
Deferred income taxes																											$ (17,907,000)	(10,960,000)
Hman Group holdings Inc and subsidiaries | Adjustment | MinuteKey
Consolidated Balance Sheets
Goodwill																												1,160,000				(1,160,000)
Deferred tax liabilities																																$ 1,160,000
Hman Group holdings Inc and subsidiaries | Adjustment | Big Time
Consolidated Balance Sheets
Goodwill																												$ 2,067,000			(2,067,000)
Deferred tax liabilities																															$ 2,067,000